Equity	3 Months Ended
Jan. 31, 2020
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Equity

NOTE 13: EQUITY

The following table summarizes the shares issued and outstanding, and treasury shares held as at January 31, 2020 and October 31, 2019.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held
(millions of shares and millions of Canadian dollars)	January 31, 2020		October 31, 2019
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,812.5	$21,713	1,830.4	$21,221
Proceeds from shares issued on exercise of stock options	0.8	41	2.3	124
Shares issued as a result of dividend reinvestment plan	0.9	69	4.8	357
Shares issued in connection with acquisitions[1]	–	–	5.0	366

Purchase of shares for cancellation and other	(4.2)	(50)	(30.0)	(355)
Balance as at end of period – common shares	1,810.0	$21,773	1,812.5	$21,713
Preferred Shares – Class A2
Balance as at beginning of year	232.0	$5,800	200.0	$5,000

Shares issued	–	–	32.0	800
Balance as at end of period – preferred shares	232.0	$5,800	232.0	$5,800
Treasury shares – common[3]
Balance as at beginning of year	0.6	$(41)	2.1	$(144)
Purchase of shares	30.5	(2,276)	132.3	(9,782)

Sale of shares	(29.3)	2,186	(133.8)	9,885
Balance as at end of period – treasury shares – common	1.8	$(131)	0.6	$(41)
Treasury shares – preferred[3]
Balance as at beginning of year	0.3	$(6)	0.3	$(7)
Purchase of shares	1.8	(38)	7.0	(151)

Sale of shares	(1.8)	37	(7.0)	152
Balance as at end of period – treasury shares – preferred	0.3	$(7)	0.3	$(6)

[1]

During the three months ended January 31, 2019, the Bank issued 4.7 million shares for $342 million that form part of the consideration paid for Greystone Capital Management Inc., the parent company of Greystone Managed Investments Inc. (Greystone), as well as 0.3 million shares issued for $24 million as share-based compensation to replace share-based payment awards of Greystone. Refer to Note 13 of the Bank's 2019 Annual Consolidated Financial Statements for a discussion on the acquisition of Greystone.

[2]

On January 16, 2020, the Bank announced that none of its 20 million Non-Cumulative 5-Year Rate Reset Preferred Shares non-viability contingent capital (NVCC), Series 5 (the "Series 5 Shares") would be converted on January 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 6. As previously announced on January 2, 2020, the dividend rate for the Series 5 Shares for the 5-year period from and including January 31, 2020, to but excluding January 31, 2025, will be 3.876%.

[3]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.

Normal Course Issuer Bid

On December 19, 2019, the Bank announced that the Toronto Stock Exchange (TSX) and OSFI have approved the Bank's previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to 30 million of its common shares. The new NCIB commenced on December 24, 2019. During the three months ended January 31, 2020, the Bank repurchased 4.2 million common shares under the current NCIB, at an average price of $73.51 per share for a total amount of $306 million.

The Bank's prior NCIB to repurchase up to 20 million of its common shares commenced on June 18, 2019 and was terminated on December 23, 2019. The Bank has repurchased all 20 million of its common shares under the prior NCIB, at an average price of $75.35 per share for a total amount of $1.5 billion.